Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000230842 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	54.80%
C000230842 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230842 | A
Holdings [Line Items]
Percent of Total Investments	11.20%
C000230842 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.50%
C000230842 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230842 | B
Holdings [Line Items]
Percent of Total Investments	0.00%
C000230842 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230842 | N/R
Holdings [Line Items]
Percent of Total Investments	7.20%
C000230842 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.80%
C000230842 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.80%
C000230842 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	13.50%
C000230842 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230842 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000230842 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230842 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230842 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230842 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230842 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230843 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	54.80%
C000230843 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230843 | A
Holdings [Line Items]
Percent of Total Investments	11.20%
C000230843 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.50%
C000230843 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230843 | B
Holdings [Line Items]
Percent of Total Investments	0.00%
C000230843 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230843 | N/R
Holdings [Line Items]
Percent of Total Investments	7.20%
C000230843 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.80%
C000230843 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.80%
C000230843 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	13.50%
C000230843 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230843 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000230843 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230843 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230843 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230843 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230843 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%
C000230844 | AAA/Aaa
Holdings [Line Items]
Percent of Total Investments	54.80%
C000230844 | AA/Aa
Holdings [Line Items]
Percent of Total Investments	4.80%
C000230844 | A
Holdings [Line Items]
Percent of Total Investments	11.20%
C000230844 | BBB/Baa
Holdings [Line Items]
Percent of Total Investments	20.50%
C000230844 | BB/Ba
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230844 | B
Holdings [Line Items]
Percent of Total Investments	0.00%
C000230844 | CC/Ca
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230844 | N/R
Holdings [Line Items]
Percent of Total Investments	7.20%
C000230844 | U.S. Government Sponsored Agency Securities
Holdings [Line Items]
Percent of Total Investments	34.80%
C000230844 | Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	29.80%
C000230844 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	13.50%
C000230844 | Asset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.40%
C000230844 | Non-Agency Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	6.30%
C000230844 | Foreign Government Obligations
Holdings [Line Items]
Percent of Total Investments	3.90%
C000230844 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Total Investments	1.00%
C000230844 | Investment Companies
Holdings [Line Items]
Percent of Total Investments	0.70%
C000230844 | Municipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.50%
C000230844 | Common Stocks
Holdings [Line Items]
Percent of Total Investments	0.10%